Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

9.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	1,703,029	1,629,794	251,597
Accrued operating expenses	3,694,869	5,112,984	789,309
Tax payable	624,781	334,058	51,570
Interest payable	121,907	127,799	19,729
Users’ and distributors’ deposits	354,459	888,098	137,099
Purchase of fixed assets and spare parts	1,314,841	1,495,958	230,936
Traffic acquisition costs	1,159,362	1,852,949	286,046
Bandwidth costs	748,072	1,080,657	166,825
Content acquisition costs	718,072	1,821,217	281,147
Fund collected on behalf of service providers	1,563,564	1,640,460	253,243
Payable to merchants	359,190	801,282	123,697
Others	602,747	1,054,936	162,853

	12,964,893	17,840,192	2,754,051